Intangible Assets - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Intangible assets acquired	$ 483
Intangible assets acquired, weighted average amortization period (in years)	3 years	1 year	2 years
Other Property
Intangible Asset, Finite-Lived [Line Items]
Intangible assets acquired, weighted average amortization period (in years)	3 years